Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties	$ 0		$ 1,613	$ 98,750
Bengal Impact Partners
Related Party Transaction [Line Items]
Payment for related party	$ 1,613	$ 20,000	$ 120,000	$ 30,000